Segment Information - Summary of Financial Information on Segments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Assets relating to equity-accounted investees	$ 660	$ 692
Nitrogen [Member]
Disclosure of operating segments [Line Items]
Assets relating to equity-accounted investees	482	428
Retail [Member]
Disclosure of operating segments [Line Items]
Assets relating to equity-accounted investees	$ 126	$ 208